Prepayment for acquisition (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)
Prepayment for acquisition
Advance prepayment for acquisition			$ 14,612,634
Runju
Prepayment for acquisition
Advance prepayment for acquisition	¥ 77.6	$ 11,900,000
Percentage of equity interest acquired	71.00%	71.00%	71.00%
Runju | Existing individual shareholders
Prepayment for acquisition
Advance prepayment for acquisition			$ 6,775,902
Runju | Shanghai Kushuo Information Technology Co., Ltd
Prepayment for acquisition
Advance prepayment for acquisition			5,168,166
Yixun
Prepayment for acquisition
Advance prepayment for acquisition			$ 2,668,566
Percentage of equity interest acquired	78.00%	78.00%	78.00%